Income Taxes - Components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ (2,078)	$ 36,766	$ 11,257
Deferred	(9,915)	(5,840)	1,570
Total income tax (benefit) expense	$ (11,993)	$ 30,926	$ 12,827